Income Taxes (Details) - Schedule of deferred income tax assets and liabilities - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Schedule of deferred income tax assets and liabilities [Abstract]
Tax loss carry forward		$ 100,095
Allowance for doubtful account - prepayments, receivables and other current assets		163,613
Allowance for doubtful account - accounts receivable		40,604
Impairment provision for inventory		17,132
Total		$ 321,444